Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 25, 2021 USD ($)	Dec. 26, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(3)	Average Compensation Actually Paid to Non-CEO NEOs ($)(2)(3)	Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(5)	Net Income ($)	Adjusted EBITDA(6)

2022	2,619,285	(2,579,710)	966,154	(1,105)	72.64	114.2	(16,436)	210,249
2021	3,349,100	8,165,216	2,426,095	2,428,106	105.8	130.1	(38,332)	207,418
2020	1,578,261	4,823,414	2,434,882	2,751,209	103.2	102.9	(24,499)	221,215

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	The dollar amounts reported are the amounts of total compensation reported for our CEO, Mr. Cahill, in the Summary Compensation Table for fiscal years 2022, 2021 and 2020. Mr. Cahill served as CEO for each of the years presented.
Peer Group Issuers, Footnote [Text Block]	The Dow Jones U.S. Industrial Suppliers Index is the peer group used by Hillman for purposes of Item 201(e) of Regulation S-K under the Exchange Act in Hillman’s Annual Report on Form 10-K for the Year Ended December 31, 2022.
PEO Total Compensation Amount	$ 2,619,285	$ 3,349,100	$ 1,578,261
PEO Actually Paid Compensation Amount	$ (2,579,710)	8,165,216	4,823,414
Adjustment To PEO Compensation, Footnote [Text Block]

CEO Adjustments	2022 ($)	2021 ($)	2020 ($)

Total Compensation from Summary Compensation Table	2,619,285	3,349,100	1,578,261
Adjustments for Equity Awards:(1)
Subtract: Grant Date Fair Values in Summary Compensation Table	(1,799,120)	(2,637,196)	—
Add: Year-end fair value of awards granted during the year	1,326,398	2,353,822	—
Year-over-year increase (decrease) of fair value of unvested awards granted in prior years	(4,084,314)	3,430,666	4,047,789
Increase (decrease) from prior fiscal year–end of fair value for awards that vested during the year	(641,959)	1,668,824	(802,636)
Subtract: Forfeitures during current year equal to prior year-end fair value	—	—	—
Total Adjustments for Equity Awards	(5,198,995)	4,816,116	3,245,153
Compensation Actually Paid as Calculated	(2,579,710)	8,165,216	4,823,414
(1)Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date, or the fair values of awards forfeited in the covered year, which are valued as of the end of the prior fiscal year. The fair value or change in fair value of RSUs is measured using the closing price of a share of Company common stock on the applicable measurement date. The fair value or change in fair value of stock options is determined using the Black-Scholes option pricing model. Refer to Note 13 - Stock Based Compensation, to the Consolidated Financial Statements included in our Form 10-K for each applicable fiscal year ended for additional details.

Non-PEO NEO Average Total Compensation Amount	$ 966,154	2,426,095	2,434,882
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,105)	2,428,106	2,751,209
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Non-CEO NEO Adjustments	2022 ($)	2021 ($)	2020 ($)

Total Compensation from Summary Compensation Table	966,154	2,426,095	2,434,882
Adjustments for Equity Awards:(1)
Subtract: Grant Date Fair Values in Summary Compensation Table	(559,829)	(1,962,204)	(374,079)
Add: Year-end fair value of awards granted during the year	418,321	484,799	640,681
Year-over-year increase (decrease) of fair value of unvested awards granted in prior years	(752,231)	1,367,983	67,201
Increase (decrease) from prior fiscal year–end of fair value for awards that vested during the year	(73,520)	111,433	(17,476)
Subtract: Forfeitures during current year equal to prior year-end fair value	—	—	—
Total Adjustments for Equity Awards	(967,259)	2,011	316,327
Compensation Actually Paid as Calculated	(1,105)	2,428,106	2,751,209
(1)Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date, or the fair values of awards forfeited in the covered year, which are valued as of the end of the prior fiscal year. The fair value or change in fair value of RSUs is measured using the closing price of a share of Company common stock on the applicable measurement date. The fair value or change in fair value of stock options is determined using the Black-Scholes option pricing model. Refer to Note 13 - Stock Based Compensation, to the Consolidated Financial Statements included in our Form 10-K for each applicable fiscal year ended for additional details.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Financial Performance Measures

Adjusted EBITDA
Free Cash Flow
Revenues
Net Debt Reduction
Year-end Leverage Ratio

Total Shareholder Return Amount	$ 72.64	105.8	103.2
Peer Group Total Shareholder Return Amount	114.2	130.1	102.9
Net Income (Loss)	$ (16,436,000)	$ (38,332,000)	$ (24,499,000)
Company Selected Measure Amount	210,249,000	207,418,000	221,215,000
PEO Name	Mr. Cahill
Additional 402(v) Disclosure [Text Block]	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate CAP are described in the tables immediately following this table.For 2022, reflects compensation information for our NEOs, other than our CEO, as described in the CD&A of this proxy statement. For 2021, reflects compensation information for Mr. Kraft and Mr. Ride, as well as Randall J. Fagundo, Hillman’s Divisional President, Robotics and Digital Solutions, and Gary L. Seeds, Hillman’s Executive Vice President, Sales & Field Service. For 2020, reflects compensation information for Mr. Kraft and Mr. Fagundo, as well as George S. Murphy, Hillman’s then Executive Vice President of Sales, and Jarrod T. Streng, Hillman’s then Divisional President, Personal Protective Solutions & Corporate Marketing.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Adjusted EBITDA is a non-GAAP measure that represents our consolidated earnings before interest, taxes, depreciation, and amortization, as adjusted for non-recurring charges. For a reconciliation of out net income on a GAAP basis to adjusted EBITDA, see Appendix A.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Revenues
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Net Debt Reduction
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Year-end Leverage Ratio
PEO [Member] | Equity Awards Granted During Year, Grant Date Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ (1,799,120)	$ (2,637,196)	$ 0
PEO [Member] | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,326,398	2,353,822	0
PEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(4,084,314)	3,430,666	4,047,789
PEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(641,959)	1,668,824	(802,636)
PEO [Member] | Equity Award Forfeitures During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,198,995)	4,816,116	3,245,153
Non-PEO NEO [Member] | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	418,321	484,799	640,681
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(752,231)	1,367,983	67,201
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(73,520)	111,433	(17,476)
Non-PEO NEO [Member] | Equity Award Forfeitures During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(967,259)	2,011	316,327
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (559,829)	$ (1,962,204)	$ (374,079)